Balances and transactions with related parties (Details) - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Associates
Balances and transactions with related parties
Sales to/income from related parties		₽ 18
Purchases/expenses from related parties	₽ (176)	(69)
Amounts owed to related parties	(95)		₽ (74)
Key management personnel
Balances and transactions with related parties
Purchases/expenses from related parties	(75)	(51)
Amounts owed to related parties	(34)		(83)
Other related parties
Balances and transactions with related parties
Sales to/income from related parties	1	1
Purchases/expenses from related parties	(19)	₽ (21)
Amounts owed by related parties	6		5
Amounts owed to related parties	₽ (7)		₽ (1)